Financial Statements - Statements of cash flows - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Consolidated statements of cash flows
Cash And Cash Equivalents Statements Of Cash Flows at the beginning	€ 44,303,000,000	€ 58,196,000,000		€ 42,680,000,000
Cash on hand at the beginning	6,447,000,000	7,060,000,000		6,346,000,000
Cash balances at central banks at the beginning	53,079,000,000	31,755,000,000		43,880,000,000
Other financial assets at the beginning	5,994,000,000	5,488,000,000		7,970,000,000
Bank Overdrafts Classified As Cash Equivalents at the beginning	0	0		0
Cash And Cash Equivalents Statements Of Cash Flows	76,888,000,000	58,196,000,000		42,680,000,000
Statement Of Cash Flows Changes Abstract
CASH FLOW FROM OPERATING ACTIVITIES	39,349,000,000	(10,654,000,000)		13,436,000,000
Profit	2,060,000,000	4,345,000,000	[1],[2]	6,227,000,000	[1],[2]
Adjustments to obtain the cash flow from operating activities	11,653,000,000	9,582,000,000		7,619,000,000
Depreciation and amortization	1,288,000,000	1,386,000,000		1,034,000,000
Other adjustments - Cash Flows	10,365,000,000	8,196,000,000		6,585,000,000
Net increase/decrease in operating assets	(57,484,000,000)	(39,247,000,000)		(7,762,000,000)
Financial assests held for trading	(10,465,000,000)	(11,724,000,000)		1,524,000,000
Other financial assets designated at fair value through profit or loss	(241,000,000)	(318,000,000)		(643,000,000)
Non trading financial assets mandatorily at fair value through profit or loss	97,000,000	99,000,000		349,000,000
Adjustments For Decrease Increase In Financial Assets At Fair Value Through Other Comprehensive Income	(16,649,000,000)	(3,755,000,000)		(206,000,000)
Adjustments For Decrease Increase In Financial Assets At Amortised Cost	(30,212,000,000)	(26,559,000,000)		(7,880,000,000)
Other operating assets	(15,000,000)	3,010,000,000		(906,000,000)
Net increase/Decrease in operating liabilities	85,074,000,000	16,268,000,000		10,141,000,000
Financial liabilities held for trading	361,000,000	8,121,000,000		(611,000,000)
Other financial liabilities designated at fair value through profit or loss	647,000,000	2,680,000,000		1,338,000,000
Financial liabilities at amortized cost	84,853,000,000	8,016,000,000		10,481,000,000
Other operating liabilities	(787,000,000)	(2,549,000,000)		(1,067,000,000)
Collection/Payments for income Tax	(1,955,000,000)	(1,602,000,000)		(2,789,000,000)
CASH FLOWS FROM INVESTING ACTIVITIES	(37,000,000)	98,000,000		7,516,000,000
Investments - INVESTING ACTIVITIES	(1,185,000,000)	(1,494,000,000)		(2,154,000,000)
Investments - Tangible assets	(632,000,000)	(852,000,000)		(943,000,000)
Investments - Intangible assets	(491,000,000)	(528,000,000)		(552,000,000)
Investments - Investments in joint ventures and associatess, subsidiaries and other Business units	(62,000,000)	(114,000,000)		(150,000,000)
Investments - Non current assets held for sale and associated liabilities	0	0		(20,000,000)
Investments - Other settlements related to investing activities	0	0		(489,000,000)
OtherBusinessUnits	0	0		0
Disinvestments - INVESTING ACTIVITIES	1,148,000,000	1,592,000,000		9,670,000,000
Disinvestments - Tangible assets	558,000,000	128,000,000		731,000,000
Disinvestments - Intangible assets	0	0		0
Disinvestments - Investments in joint ventures and associatess, subsidiaries and other Business units	307,000,000	98,000,000		558,000,000
Disinvestments - Subsidiaries and other business units	0	5,000,000		4,268,000,000
Disinvestments - Non current assets held for sale and associated liabilities	283,000,000	1,198,000,000		3,917,000,000
Disinvestments - Other collections related to investing activities	0	162,000,000		196,000,000
CASH FLOWS FROM FINANCING ACTIVITIES	(2,069,000,000)	(2,702,000,000)		(5,092,000,000)
Investments - FINANCING ACTIVITIES	(5,316,000,000)	(7,418,000,000)		(8,995,000,000)
Dividends	(1,065,000,000)	(2,147,000,000)		(2,107,000,000)
Subordinated liabilities (Investments)	(2,820,000,000)	(3,571,000,000)		(4,825,000,000)
Treasury stock amortization	0	0		0
Treasury stock aquisition	(807,000,000)	(1,088,000,000)		(1,686,000,000)
Other items relating to financing activities (Investments)	(624,000,000)	(612,000,000)		(377,000,000)
Disinvestments - FINANCING ACTIVITIES	3,247,000,000	4,716,000,000		3,903,000,000
Subordinated liabilities (Disinvestments)	2,425,000,000	3,381,000,000		2,451,000,000
Treasury stock increase	0	0		0
Treasury stock disposal	822,000,000	1,335,000,000		1,452,000,000
Other items relating to financing activities (Disinvestments)	0	0		0
EFFECT OF EXCHANGE RATE CHANGES	(4,658,000,000)	(634,000,000)		(344,000,000)
NET INCREASE/DECEASE IN CASH OR CASH EQUIVALENTS	32,585,000,000	(13,892,000,000)		15,516,000,000
Cash on hand at the end		6,447,000,000		7,060,000,000
Cash balances at central banks at the end		53,079,000,000		31,755,000,000
Other financial assets at the end		5,994,000,000		5,488,000,000
Bank Overdrafts Classified As Cash Equivalents at the end		0		0
Cash And Cash Equivalents Statements Of Cash Flows at the end	€ 76,888,000,000	€ 44,303,000,000		€ 58,196,000,000

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[2]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).